SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	May 31, 2017
Cash Equivalents	$ 0		$ 0
Preferred stock, shares issued	2,000,000		0
Common stock, shares issued	135,800,000		5,000,000
Research and development expenses	$ 0	$ 0
Warrants Issued			60,000,000
Potentially Dilutive Instruments
Stock Issuable Upon Conversion	207,800
Warrants Issued	60,000,000
Patent
Date of Agreement	Nov. 10, 2016
Estimated Useful Life	19 years 135 days
Cash paid	$ 100,000
Preferred stock, shares issued	2,000,000
Common stock, shares issued	75,000,000
Noncash Investment	$ 177,000